Business combinations (Tables)	12 Months Ended
Mar. 31, 2026
Business Combination [Abstract]
Business combination, recognized asset acquired and liability assumed

Millions of yen
December 1, 2025
Fair values of assets acquired and liabilities assumed
Finite-lived intangible assets
Client relationships	¥113,510
Software	4,691
Goodwill	150,976
Investments in equity securities for other than operating purposes	31,334
Other assets	17,579
Deferred tax assets	11,389
Other liabilities	(9,694)
Employee Liabilities	(16,799)
Deferred tax liabilities	(26,001)

Total consideration, net of cash acquired	¥276,985

Summary of consideration net of cash acquired

Millions of yen
December 1, 2025
Summary of consideration, net of cash acquired
Cash paid	¥285,021
Cash acquired	(11,864)
Replacement of share-based payment awards	3,828

Total cash (net of cash acquired) and other consideration	¥276,985

Business combination, pro forma information

	Millions of yen
	2025	2026
Total revenue	¥136,649	¥121,359
Net income attributable to Nomura	¥16,317	¥21,327